SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - Millburn Multi Markets Trading L P [Member]	12 Months Ended
Dec. 31, 2018
Schedule Of Management Fees

Management fees for the years ended December 31, 2018 and 2017 were as follows:

	Management Fees

	2018	2017

US Feeder	$3,220,274	$3,624,623
Cayman Feeder	4,771,129	2,883,089
Other (1)	139,524	71,912
Total	$8,130,927	$6,579,624

(1) Direct investors in the Partnership

Schedule Of Selling Commissions And Platform Fees

On March 1, 2012, the Cayman Feeder began offering shares that are subject to selling commissions of 2% per annum. Selling commissions and platform fees for the years ended December 31, 2018 and 2017 were as follows:

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2018	2017	2018	2017	2018	2017

U.S. Feeder	$2,939,263	$3,342,736	$—	$14,937	$2,939,263	$3,357,673
Cayman Feeder	16,484	21,124	—	—	16,484	21,124

Total	$2,955,747	$3,363,860	$—	$14,937	$2,955,747	$3,378,797

Schedule Of Operating Expenses

For the year ended December 31, 2018 and 2017, operating expenses were as follows:

	Operating Expenses

	2018	2017

Partnership	$632,495	$551,775
U.S. Feeder	401,328	486,931
Cayman Feeder	124,271	124,601
Total	$1,158,094	$1,163,307

Schedule Of Financial Assets And Liabilities At Fair Value

Financial assets and liabilities at fair value as of December 31, 2018

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$408,851,724	$—	$408,851,724

Short-Term Money Market Fund*	51,382,381	—	51,382,381
Exchange-traded futures contracts
Energies	10,890,611	—	10,890,611
Grains	864,739	—	864,739
Interest rates	2,402,342	—	2,402,342
Livestock	1,620	—	1,620
Metals	(279,515)	—	(279,515)
Softs	327,357	—	327,357
Stock indices	(856,099)	—	(856,099)

Total exchange-traded futures contracts	13,351,055	—	13,351,055

Over-the-counter forward currency contracts	—	1,317,942	1,317,942

Total futures and forward currency contracts (2)	13,351,055	1,317,942	14,668,997

Total financial assets and liabilities at fair value	$473,585,160	$1,317,942	$474,903,102

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$72,705,286
Investments in U.S. Treasury notes			336,146,438
Total investments in U.S. Treasury notes			$408,851,724

(2)
Net unrealized appreciation on open futures and forward currency contracts			$15,031,193
Net unrealized depreciation on open futures and forward currency contracts			(362,196)
Total net unrealized appreciation on open futures and forward currency contracts			$14,668,997

* The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial assets at fair value as of December 31, 2017

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$486,200,555	$—	$486,200,555

Short-Term Money Market Fund*	75,655,244	—	75,655,244
Exchange-traded futures contracts
Energies	6,169,670	—	6,169,670
Grains	83,621	—	83,621
Interest rates	(5,562,191)	—	(5,562,191)
Livestock	(66,920)	—	(66,920)
Metals	(286,225)	—	(286,225)
Softs	754,846	—	754,846
Stock indices	1,052,656	—	1,052,656

Total exchange-traded futures contracts	2,145,457	—	2,145,457

Over-the-counter forward currency contracts	—	(11,713,535)	(11,713,535)

Total futures and forward currency contracts (2)	2,145,457	(11,713,535)	(9,568,078)

Total financial assets and liabilities at fair value	$564,001,256	$(11,713,535)	$552,287,721

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$127,971,156
Investments in U.S. Treasury notes			358,229,399
Total investments in U.S. Treasury notes			$486,200,555

(2)
Net unrealized appreciation on open futures and forward currency contracts			$2,145,457
Net unrealized depreciation on open futures and forward currency contracts			(11,713,535)
Total net unrealized depreciation on open futures and forward currency contracts			$(9,568,078)

* The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.